INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

April 5, 2024

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901 and 811-21719 on behalf of the Bahl & Gaynor Income Growth Fund

Ladies and Gentlemen:

This Preliminary Proxy Statement is being filed for the purpose of seeking shareholder approval of a new investment advisory agreement between the Trust and Bahl & Gaynor, Inc., on behalf of the Bahl & Gaynor Income Growth Fund,

Please direct your comments to the undersigned at (626) 914-1360. I can also be reached at joy.ausili@mfac-ca.com.

Sincerely,

/s/ Joy Ausili
Joy Ausili
Vice President